Cover Page	Jun. 20, 2024	Nov. 08, 2023
Cover [Abstract]
Document Type		8-K/A
Document Period End Date		Jun. 20, 2024
Entity Address, State or Province		ON
Entity Incorporation, State or Country Code		Z4
Entity File Number		001-38403
Entity Address, Address Line One		111 Peter Street, Suite 300
Entity Address, City or Town		Toronto
Entity Address, Postal Zip Code		M5V 2H1
City Area Code		416
Local Phone Number		504-0004
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Shares, no par value
Trading Symbol		CRON
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		true
Entity Registrant Name		CRONOS GROUP INC.
Entity Central Index Key		0001656472
Document Information [Line Items]
Amendment Description	Cronos Group Inc. (the “Company”) is filing this Form 8-K/A as an amendment to the Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on June 21, 2024.